UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM 13F

        Report for the Calendar Year or Quarter Ended: June 30, 2000

Institutional Investment Manager Filing this Report:

    Name:               U.S. Global Investors, Inc.
    Address:            7900 Callaghan Road
                        San Antonio, TX 78229

    13F File Number:    028-02220



Form 13F filing for the above referenced institutional investment manager was erroneously filed under an incorrect CIK number. Please disregard the filing represented by Accession Number 0000101507-00-000008 and refer to the correct filing under Accession Number 0000754811-00-000012.



Person Signing this Report on Behalf of Reporting Manager:

    Name:   Susan B. McGee
    Title:  President, General Counsel
    Phone:  210-308-1234

            /S/ Susan B. McGee
            ------------------
            San Antonio, TX
            August 15, 2000